Shareholder Report, Holdings (Details)	Oct. 31, 2024
Genter Capital Taxable Quality Intermediate ETF | United States Treasury Note, 2.875%, 05/15/32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Genter Capital Taxable Quality Intermediate ETF | United States Treasury Note, 3.875%, 09/30/29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Genter Capital Taxable Quality Intermediate ETF | United States Treasury Note, 1.250%, 03/31/28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Genter Capital Taxable Quality Intermediate ETF | United States Treasury Note, 3.500%, 02/15/33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Genter Capital Taxable Quality Intermediate ETF | United States Treasury Note, 4.000%, 01/31/31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Genter Capital Taxable Quality Intermediate ETF | United States Treasury Note, 4.625%, 11/15/26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Genter Capital Taxable Quality Intermediate ETF | Mylan N V Gtd Sr Nt, 3.950%, 06/15/26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Genter Capital Taxable Quality Intermediate ETF | Wells Fargo & Co, 5.574%, 07/25/29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Genter Capital Taxable Quality Intermediate ETF | Synchrony Financial, 3.950%, 12/01/27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Genter Capital Taxable Quality Intermediate ETF | Aircastle Ltd, 4.250%, 06/15/26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Genter Capital Taxable Quality Intermediate ETF | Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.70%
Genter Capital Taxable Quality Intermediate ETF | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Genter Capital Taxable Quality Intermediate ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Genter Capital Taxable Quality Intermediate ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Genter Capital Taxable Quality Intermediate ETF | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Genter Capital Taxable Quality Intermediate ETF | Utilities [Members]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Genter Capital Taxable Quality Intermediate ETF | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Genter Capital Taxable Quality Intermediate ETF | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Genter Capital Municipal Quality Intermediate ETF | Waterbury Hsg Auth, 4.250%, 07/01/39 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Genter Capital Municipal Quality Intermediate ETF | Viridian Muni-Ref, 6.250%, 12/01/27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Genter Capital Municipal Quality Intermediate ETF | Chicago Arpt-Ref-B, 5.000%, 01/01/32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Genter Capital Municipal Quality Intermediate ETF | Denver Sch Dist #1, 5.000%, 12/01/24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Genter Capital Municipal Quality Intermediate ETF | Pk Creek Met Dt-A-Re, 5.000%, 12/01/36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Genter Capital Municipal Quality Intermediate ETF | Az Indl Dev Auth -A, 5.000%, 06/01/30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Genter Capital Municipal Quality Intermediate ETF | Chandler Indl Dev-2, 5.000%, 09/01/52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Genter Capital Municipal Quality Intermediate ETF | Lehi -Rev, 4.000%, 02/01/34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Genter Capital Municipal Quality Intermediate ETF | Benton Washington Wt, 4.000%, 10/01/34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Genter Capital Municipal Quality Intermediate ETF | Horizon Regl Mud, 4.000%, 02/01/35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Genter Capital Municipal Quality Intermediate ETF | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Genter Capital Municipal Quality Intermediate ETF | Arizona [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Genter Capital Municipal Quality Intermediate ETF | Illinois [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Genter Capital Municipal Quality Intermediate ETF | Colorado [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Genter Capital Municipal Quality Intermediate ETF | OHIO
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Genter Capital Municipal Quality Intermediate ETF | CONNECTICUT
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Genter Capital Municipal Quality Intermediate ETF | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Genter Capital Municipal Quality Intermediate ETF | Louisiana [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Genter Capital Municipal Quality Intermediate ETF | Missouri [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Genter Capital Municipal Quality Intermediate ETF | Other States [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%